First Trust Active Factor Large Cap ETF Average Annual Total Returns		12 Months Ended	23 Months Ended	39 Months Ended	43 Months Ended	60 Months Ended	61 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	22.96%	11.27%	11.23%	14.53%	15.31%
First Trust Active Factor Large Cap ETF
Prospectus [Line Items]
Average Annual Return, Percent		27.31%				12.34%	12.89%
Performance Inception Date	Dec. 03, 2019
First Trust Active Factor Large Cap ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		27.03%				11.78%	12.32%
First Trust Active Factor Large Cap ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		16.17%				9.55%	10.01%